Financial instruments - Categories of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Current financial liabilities at amortized cost	$ 1,679,086	$ 861,367
Non-current financial liabilities at amortized cost	3,261,969	2,424,031
Financial liabilities at amortized cost	4,941,055	3,285,398
Total financial liabilities	5,611,180	4,854,740
For hedging purposes through other comprehensive income
Financial instruments [Line Items]
Current financial liabilities at fair value	30,443	42,754
Non-current financial liabilities at fair value	8,419	19,772
Financial liabilities at fair value	38,862	62,526
Held for trading at fair value through profit or loss
Financial instruments [Line Items]
Current financial liabilities at fair value	14,795	5,816
Non-current financial liabilities at fair value	0	0
Financial liabilities at fair value	14,795	5,816
Financial liabilities at fair value
Financial instruments [Line Items]
Current financial liabilities at fair value	45,238	48,570
Non-current financial liabilities at fair value	8,419	19,772
Financial liabilities at fair value	53,657	68,342
Bank loans
Financial instruments [Line Items]
Current financial liabilities at amortized cost	1,164,262	130,840
Non-current financial liabilities at amortized cost	295,518	197,522
Financial liabilities at amortized cost	1,459,780	328,362
Unsecured obligations
Financial instruments [Line Items]
Current financial liabilities at amortized cost	46,999	343,589
Non-current financial liabilities at amortized cost	2,909,485	2,176,924
Financial liabilities at amortized cost	2,956,484	2,520,513
Lease Liabilities
Financial instruments [Line Items]
Current financial liabilities at amortized cost	18,192	12,149
Non-current financial liabilities at amortized cost	56,966	49,585
Financial liabilities at amortized cost	75,158	61,734
Trade and other payables
Financial instruments [Line Items]
Current financial liabilities at amortized cost	449,633	374,789
Non-current financial liabilities at amortized cost	0	0
Financial liabilities at amortized cost	449,633	374,789
Total financial liabilities
Financial instruments [Line Items]
Current, total financial liabilities	1,724,324	909,937
Non-current, total financial liabilities	3,270,388	2,443,803
Total financial liabilities	$ 4,994,712	$ 3,353,740